Annual Fund Operating Expenses - ARK Active Autocallable Income ETF - ARK Active Autocallable Income ETF	Jul. 27, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.85%	[1]

[1]	Other Expenses and Total Annual Fund Operating Expenses are based on estimated expenses for the current fiscal year.
[2]	Pursuant to a Supervision Agreement, ARK Investment Management LLC (“ARK” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses)).